UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity - Equity Funds 48.4%
DWS Capital Growth Fund "Institutional"	90,562	4,704,676
DWS Communications Fund "Institutional"	14,884	255,113
DWS Disciplined Market Neutral Fund "Institutional"	44,766	431,990
DWS Diversified International Equity Fund "Institutional"	653,815	4,459,016
DWS Dreman International Value Fund "Institutional"*	15,198	129,035
DWS Dreman Mid Cap Value Fund "Institutional"	42,181	441,214
DWS Dreman Small Cap Value Fund "Institutional"	75,495	2,680,088
DWS Emerging Markets Equity Fund "Institutional"	161,206	2,959,735
DWS Equity 500 Index Fund "Institutional"	95,126	12,788,751
DWS Europe Equity Fund "Institutional"	112,812	2,519,084
DWS Global Small Cap Growth Fund "Institutional"*	22,323	839,360
DWS Global Thematic Fund "Institutional"	42,052	936,076
DWS Gold & Precious Metals Fund "Institutional"	16,736	420,409
DWS Growth & Income Fund "Institutional"	536,331	8,259,497
DWS Health Care Fund "Institutional"*	89,330	2,147,500
DWS International Fund "Institutional"	73,011	3,153,336
DWS Large Cap Focus Growth Fund "Institutional"	9,320	266,920
DWS Large Cap Value Fund "Institutional"	356,706	5,903,489
DWS RREEF Global Infrastructure Fund "Institutional"	72,785	684,177
DWS RREEF Global Real Estate Securities Fund "Institutional"	44,019	326,620
DWS RREEF Real Estate Securities Fund "Institutional"	53,117	901,398
DWS S&P 500 Plus Fund "S"	741,332	8,517,904
DWS Small Cap Core Fund "S"	288,592	4,614,583
DWS Small Cap Growth Fund "Institutional"*	69,861	1,435,641
DWS Strategic Value Fund "Institutional"	242,292	7,421,417
DWS Technology Fund "Institutional"*	363,010	4,907,902

Total Equity - Equity Funds (Cost $75,698,220)		82,104,931
Equity - Exchange-Traded Funds 9.7%
iShares MSCI Australia Index Fund	104,575	2,463,787
iShares MSCI Canada Index Fund	60,416	1,772,001
iShares MSCI EAFE Small Cap Index Fund	32,786	1,269,802
iShares MSCI France Index Fund	7,605	171,036
iShares MSCI Germany Index Fund	73,235	1,649,985
iShares MSCI Japan Index Fund	251,571	2,583,634
iShares MSCI United Kingdom Index Fund	408,774	6,605,788

Total Equity - Exchange-Traded Funds (Cost $15,000,423)		16,516,033
Fixed Income - Bond Funds 41.7%
DWS Core Fixed Income Fund "Institutional"	1,940,453	18,182,043
DWS Emerging Markets Fixed Income Fund "Institutional"	153,098	1,691,731
DWS Enhanced Commodity Strategy Fund "Institutional"	212,821	855,542
DWS Floating Rate Plus Fund "Institutional"	94,237	879,226
DWS Global Bond Fund "S"	320,935	3,334,510
DWS Global Inflation Plus Fund "Institutional"	657,410	6,850,216
DWS GNMA Fund "Institutional"	73,666	1,138,872
DWS High Income Fund "Institutional"	1,080,347	5,164,059
DWS Short Duration Plus Fund "Institutional"	1,509,396	14,399,636
DWS US Bond Index Fund "Institutional"	1,678,711	18,180,444

Total Fixed Income - Bond Funds (Cost $71,130,591)		70,676,279
Fixed Income - Money Market Fund 0.6%
Central Cash Management Fund (Cost $1,026,837)	1,026,837	1,026,837

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,856,071) †	100.4	170,324,080
Other Assets and Liabilities, Net	(0.4)	(758,579)

Net Assets	100.0	169,565,501

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $168,379,788.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $1,944,292.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,923,081 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,978,789.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$82,104,931	$—	$—	$82,104,931
Exchange-Traded Funds	16,516,033	—	—	16,516,033
Bond Funds	70,676,279	—	—	70,676,279
Money Market Funds	1,026,837	—	—	1,026,837
Total	$170,324,080	$—	$—	$170,324,080

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011